Significant Accounting Policies (Details) - Schedule of outstanding performance obligations of deferred revenues $ in Thousands	Dec. 31, 2020 USD ($)
2021 [Member]
Revenue from External Customer [Line Items]
Total	$ 30,707
2021 [Member] | Products [Member]
Revenue from External Customer [Line Items]
Total	25,178
2021 [Member] | Services [Member]
Revenue from External Customer [Line Items]
Total	5,529
2022 [Member]
Revenue from External Customer [Line Items]
Total	1,209
2022 [Member] | Products [Member]
Revenue from External Customer [Line Items]
Total
2022 [Member] | Services [Member]
Revenue from External Customer [Line Items]
Total	1,209
2023 and thereafter [Member]
Revenue from External Customer [Line Items]
Total	344
2023 and thereafter [Member] | Products [Member]
Revenue from External Customer [Line Items]
Total
2023 and thereafter [Member] | Services [Member]
Revenue from External Customer [Line Items]
Total	$ 344